Net interest revenues	12 Months Ended
Dec. 31, 2017
Net interest revenues
Net interest revenues

Note 2. Net interest revenues

	Consolidated Group
Skr mn	2017	2016	2015
Interest revenues
Loans to credit institutions	789	546	544
Loans to the public	2,265	1,992	1,559
Loans in the form of interest-bearing securities	629	722	981
Interest-bearing securities excluding loans in the form of interest-bearing securities	458	364	395
Derivatives	-372	-552	-767
Administrative remuneration CIRR-system(1)	125	116	123
Other assets	2	0	0

Total interest revenues(2)	3,896	3,188	2,835

Interest expenses
Interest expenses	-2,020	-1,339	-1,082
Resolution fee	-193	-102	-91

Total interest expenses(3)	-2,213	-1,441	-1,173

Net interest revenues	1,683	1,747	1,662

	Consolidated Group
Skr mn	2017	2016	2015
Interest revenues were related to:
Available-for-sale financial assets	426	292	225
Financial assets at fair value through profit or loss	253	93	-5
Derivatives used for hedge accounting	-253	-379	-470
Loans and receivables	3,470	3,182	3,085

Total interest revenues(2)	3,896	3,188	2,835

Interest expenses were related to:
Available-for-sale financial assets	-93	-46	—
Financial liabilities at fair value through profit or loss	278	12	-156
Derivatives used for hedge accounting	1,479	2,452	2,484
Other financial liabilities	-3,877	-3,859	-3,501

Total interest expenses(3)	-2,213	-1,441	-1,173

Net interest revenues	1,683	1,747	1,662

Interest revenues geographical areas

	Consolidated Group
Skr mn	2017	2016	2015
Sweden	1,724	1,358	1,353
Europe except Sweden	723	681	511
Countries outside of Europe	1,449	1,149	971

Total interest revenues(2)	3,896	3,188	2,835

Interest revenues per productgroup

	Consolidated Group
Skr mn	2017	2016	2015
Lending to Swedish exporters	1,398	1,500	1,517
Lending to exporters’ customers(4)	1,251	1,042	978
Liquidity	1,247	646	340

Total interest revenues(2)	3,896	3,188	2,835

(1)	Including administrative remuneration for concessionary loans by Skr 2 million (2016: Skr 2 million; 2015: Skr 2 million).

(2)

Negative effective interest rates on debt are reported as interest income. During 2017 they amounted to Skr - million (2016: Skr — million; 2015: Skr - million). See Note 1a to the Consolidated Financial Statements for further information regarding negative interest rates.

(3)

Negative effective interest rates on assets are reported as interest expense. During 2017 they amounted to Skr -62 million (2016: Skr -106 million). The negative effective interest rates were immaterial during 2015 and were therefore not presented in the annual report. See Note 1a to the Consolidated Financial Statements for further information regarding negative interest rates.

(4)

In interest revenues for Lending to exporters’ customers, Skr 123 million (2016: Skr 114 million; 2015: Skr 120 million) represent remuneration from the CIRR-system (see Note 25 to the Consolidated Financial Statements).